SHARE-BASED COMPENSATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands			12 Months Ended
	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	May 28, 2020 shares	Apr. 20, 2020 shares	Mar. 20, 2020 shares	Dec. 31, 2015 shares
SHARE-BASED COMPENSATION (Details) [Line Items]
Ordinary shares									3,518,000	35,867,400
Granted shares					500,000		2,853,911
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares						¥ 6.74		¥ 24.11
Share options						442,521	680,300	680,300
Instalment years					5 years		5 years
Vested options	1,327,563	2,655,127
Exercise price per share (in Yuan Renminbi per share) | $ / shares			$ 0		$ 0.07
Share options granted (in Yuan Renminbi per share) | ¥ / shares						¥ 8		¥ 35.88
Estimated exercise					2.2
Unvested option awards (in Yuan Renminbi) | ¥				¥ 13,786		¥ 4,891
Weighted average period			2 years 8 months 12 days
Expected cost (in Dollars) | $			$ 3,514		$ 4,271		$ 4,527
2015 Plan [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Ordinary shares														15,094,700
2017 Plan [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Ordinary shares														16,771,900
Maximum [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Granted shares							3,345,098
Estimated exercise			2.8				2.8
Minimum [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Estimated exercise			2.2				2.2
Exercise Price 6.74 [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Granted shares					4,425,211
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares						¥ 0.06
Share options						4,425,211
Exercise Price 7.78 [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Share options						500,000
Exercise Price Usd 3.6953 Per Share [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Granted shares							680,300
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares								24.11
Exercise Price Usd 2.1199 Per Share [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Granted shares							178,900
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares								13.83
Exercise Price 3.70 [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Granted shares							445,280
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares								¥ 24.11
Option 1 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting rate							15.00%
Option 1 [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting rate							20.00%
Option 1 [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting rate							20.00%
Option 1 [Member] | Tranche Four [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting rate							20.00%
Option 1 [Member] | Tranche Five [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting rate							25.00%
Option 2 [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Share options							2,853,911	2,853,911				1,426,956	1,426,955
Option 3 [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Share options											3,345,098
Option 4 [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Share options							178,900	178,900
Instalment years							4 years
Option 4 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting rate							20.00%
Option 4 [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting rate							20.00%
Option 4 [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting rate							30.00%
Option 4 [Member] | Tranche Four [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Vesting rate							30.00%
Option 5 [Member]
SHARE-BASED COMPENSATION (Details) [Line Items]
Share options							445,280	445,280
Instalment years							5 years